Income Taxes - Summary of Major Components of Deferred Income Tax (Recovery) Expense from Continuing Operations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Origination and reversal of timing differences	$ 12.9	$ (1.9)
Unrecognized tax losses and temporary differences	7.8	2.7
Change of tax rates	(1.0)	(0.1)
Recovery arising from previously unrecognized tax assets	(4.6)	(0.2)
Total deferred income tax expense	$ 15.1	$ 0.5